UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     October 20, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     88

Form13F Information Table Value Total:     $124,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/		PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		 TITLE OF CLASS	CUSIP		(x$1000)PRN 	AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------		 -------------- -------		------- -------	------- ------- ------- -------	---------------------
3M Co.                       	Common	88579Y101   	941	10851	SH			SOLE		9351		1500
Abbott Labs                  	Common	002824100	2479	47456	SH			SOLE		33130		14326
Accenture                    	Common	G1151C101   	3388	79739	SH			SOLE		56214		23525
Alerian MLP ETF              	Common	00162Q866   	1632	105625	SH			SOLE		76825		28800
American Express Co.         	Common	025816109	947	22522	SH			SOLE		10564		11958
AMGEN                        	Common	031162100	2676	48552	SH			SOLE		35952		12600
Apache                       	Common	037411105	696	7115	SH			SOLE		4965		2150
Apple Inc.                   	Common	037833100	1251	4410	SH			SOLE		3010		1400
AT&T Corp.                   	Common	00206R102   	1399	48931	SH			SOLE		36791		12140
Automatic Data Processing    	Common	053015103	1999	47570	SH			SOLE		36075		11495
Bank of America Corp.        	Common	060505104	230	17579	SH			SOLE		11075		6504
Berkshire Hathaway Cl B      	Class B	084670207	2503	30275	SH			SOLE		21025		9250
Bristol Myers Squibb         	Common	110122108	399	14704	SH			SOLE		11404		3300
Canadian Natural Resources   	Common	136385101	2347	67830	SH			SOLE		47050		20780
Chevron Corp.                	Common	166764100	230	2835	SH			SOLE		1935		900
Cisco Systems                	Common	17275R102   	1646	75159	SH			SOLE		57210		17949
Clorox Company               	Common	189054109	955	14300	SH			SOLE		10275		4025
Coca-Cola                    	Common	191216100	3042	51985	SH			SOLE		40360		11625
Colgate Palmolive            	Common	194162103	671	8730	SH			SOLE		5430		3300
ConocoPhillips               	Common	20825C104   	671	11684	SH			SOLE		8182		3502
Corning Inc.                 	Common	219350105	2235	122275	SH			SOLE		93100		29175
Deere & Co                   	Common	244199105	1385	19845	SH			SOLE		16145		3700
Diamond Offshore Drilling    	Common	25271C102   	971	14325	SH			SOLE		9675		4650
Duke Energy                  	Common	26441C105   	470	26553	SH			SOLE		19625		6928
Eli Lilly & Co.              	Common	532457108	952	26067	SH			SOLE		17417		8650
Emerson Electric             	Common	291011104	342	6500	SH			SOLE		5500		1000
Ergo Science Corp		Common	CKE81Q300   	6	81440	SH			SOLE		81440		0
Exxon Mobil Corp.            	Common	30231G102   	4908	79428	SH			SOLE		61067		18361
Fluor Corp                   	Common	343412102	2360	47650	SH			SOLE		33575		14075
General Dynamics Corp.       	Common	369550108	1154	18375	SH			SOLE		10475		7900
General Electric             	Common	369604103	2860	176005	SH			SOLE		123675		52330
General Mills Inc            	Common	370334104	549	15018	SH			SOLE		13318		1700
Genl Amern Investors Co      	Common	368802104	256	10513	SH			SOLE		10513		0
Genzyme Corporation          	Common	372917104	1656	23400	SH			SOLE		14700		8700
Greif Inc Cl A               	Class A	397624107	2154	36600	SH			SOLE		24200		12400
Hewlett Packard              	Common	428236103	1662	39510	SH			SOLE		25785		13725
I T T Corporation New        	Common	450911102	2713	57935	SH			SOLE		41160		16775
Illinois Tool Works Inc      	Common	452308109	576	12244	SH			SOLE		12244		0
INTEL                        	Common	458140100	2575	134105	SH			SOLE		102380		31725
International Business Machine	Common	459200101	4788	35691	SH			SOLE		24220		11471
iShares Barclays 1-3 Yr Treasu	Common	464287457	1122	13300	SH			SOLE		11300		2000
iShares IBOXX Inv Grade Bond 	Common	464287242	226	2000	SH			SOLE		0		2000
Ishares MSCI Brazil Index    	Common	464286400	287	3725	SH			SOLE		2650		1075
Ishares MSCI Canada          	Common	464286509	514	18355	SH			SOLE		14540		3815
Ishares Msci Grmny Idx       	Common	464286806	1125	51150	SH			SOLE		42600		8550
Ishares MSCI Hong Kong       	Common	464286871	437	24075	SH			SOLE		21175		2900
Ishares MSCI Singapore       	Common	464286673	635	48050	SH			SOLE		37700		10350
Ishares Tr Lehman Tips       	Common	464287176	1198	10988	SH			SOLE		6398		4590
Johnson & Johnson            	Common	478160104	3949	63734	SH			SOLE		43029		20705
JP Morgan Chase & Co         	Common	46625H100   	251	6590	SH			SOLE		6590		0
Kimberly-Clark               	Common	494368103	582	8950	SH			SOLE		6350		2600
Kroger Company               	Common	501044101	416	19200	SH			SOLE		14100		5100
L 3 Communications Holdings  	Common	502424104	3032	41950	SH			SOLE		30050		11900
Magellan Midstream Partners LP	Common	559080106	347	6739	SH			SOLE		5917		822
McDonalds Corp.              	Common	580135101	4261	57192	SH			SOLE		36267		20925
Medtronic Inc                	Common	585055106	1522	45318	SH			SOLE		34443		10875
Merck & Co Inc               	Common	589331107	420	11402	SH			SOLE		10702		700
Microsoft Corp.              	Common	594918104	2098	85683	SH			SOLE		70612		15071
Monsanto Co New Del          	Common	61166W101   	1841	38415	SH			SOLE		27865		10550
New Hampshire Thrift         	Common	644722100	212	19838	SH			SOLE		19838		0
NextEra Energy               	Common	65339F101   	725	13330	SH			SOLE		10400		2930
Novartis                     	Common	66987V109   	2205	38235	SH			SOLE		27835		10400
Occidental Petroleum Corp.   	Common	674599105	2394	30577	SH			SOLE		19548		11029
PepsiCo Inc.                 	Common	713448108	207	3117	SH			SOLE		2842		275
Pfizer Inc.                  	Common	717081103	825	48060	SH			SOLE		45386		2674
Philip Morris Intl Inc       	Common	718172109	613	10945	SH			SOLE		8895		2050
Praxair                      	Common	74005P104   	2861	31697	SH			SOLE		22532		9165
Procter & Gamble             	Common	742718109	2372	39549	SH			SOLE		29474		10075
Republic Services Inc        	Common	760759100	3140	103000	SH			SOLE		76125		26875
Ross Stores                  	Common	778296103	3180	58185	SH			SOLE		40960		17225
Royal Dutch                  	Common	780259206	1275	21150	SH			SOLE		18050		3100
S P D R TRUST Unit SR        	Common	78462F103   	230	2015	SH			SOLE		2015		0
Spectrumdna Inc              	Common	84763Y106   	2	50000	SH			SOLE		50000		0
Stryker Corp                 	Common	863667101	1782	35600	SH			SOLE		24975		10625
Suncor Energy                	Common	867229106	277	8500	SH			SOLE		4500		4000
Sysco Corporation            	Common	871829107	1430	50135	SH			SOLE		42835		7300
Thermo Fisher Scientific     	Common	883556102	1599	33405	SH			SOLE		27580		5825
Total SA                     	Common	89151E109	895	17350	SH			SOLE		14125		3225
Transocean Inc New           	Common	G90073100   	354	5504	SH			SOLE		4904		600
United Tehnologies Corp      	Common	913017109	271	3810	SH			SOLE		3810		0
Vanguard Int Term Bond ETF   	Common	921937819	225	2600	SH			SOLE		2600		0
Vanguard Short Term Bond ETF 	Common	921937827	376	4600	SH			SOLE		4600		0
VF Corp                      	Common	918204108	1247	15390	SH			SOLE		12210		3180
Wal Mart Stores Inc.         	Common	931142103	561	10482	SH			SOLE		7477		3005
Walgreens                    	Common	931422109	387	11542	SH			SOLE		9592		1950
Walt Disney Co.              	Common	254687106	3517	106266	SH			SOLE		71566		34700
Western Union Company        	Common	959802109	2440	138075	SH			SOLE		98075		40000
Zimmer Holdings Inc.         	Common	98956P102   	285	5443	SH			SOLE		4515		928
